Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2010
Goodwill and Intangible Assets
Goodwill

(Millions)	Dec. 31, 2008 Balance	2009 acquisition activity	2009 translation and other	Dec. 31, 2009 Balance	2010 acquisition activity	2010 translation and other	Dec. 31, 2010 Balance
Industrial and Transportation	$1,711	$(4)	$50	$1,757	$8	$18	$1,783
Health Care	988	5	14	1,007	520	(21)	1,506
Display and Graphics	1,042	(44)	(8)	990	—	4	994
Consumer and Office	155	11	(11)	155	24	8	187
Safety, Security and Protection Services	1,157	6	57	1,220	428	22	1,670
Electro and Communications	700	1	2	703	—	(23)	680
Total Company	$5,753	$(25)	$104	$5,832	$980	$8	$6,820

Acquired Intangible Assets

(Millions)	2010	2009
Patents	$551	$457
Other amortizable intangible assets (primarily tradenames and customer-related intangibles)	2,016	1,528
Non-amortizable intangible assets (tradenames)	125	129
Total gross carrying amount	$2,692	$2,114
Accumulated amortization — patents	(345)	(339)
Accumulated amortization — other	(527)	(433)
Total accumulated amortization	(872)	(772)
Total intangible assets — net	$1,820	$1,342

Schedule for amortization expense for acquired intangible assets

(Millions)	2010	2009	2008
Amortization expense	$176	$181	$122

Schedule for future amortization expense of acquired intangible assets

(Millions)	2011	2012	2013	2014	2015	After 2015
Amortization expense	$208	$200	$189	$169	$157	$772